Share Capital and Capital Surplus and Others (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Number of authorized, issued and outstanding common shares and the details of capital surplus and others
(1)	Details of share capital as of December 31, 2021 and 2020 are as follows:

(In millions of won, except for share data)
	December 31, 2021		December 31, 2020
Number of authorized shares(*1)		670,000,000	220,000,000
Par value (in won)(*1)		100	500
Number of issued shares		218,833,144	80,745,711
Share capital:
Common share(*2)	￦	30,493	44,639

(*1)
As a result of stock split and
spin-off,
the number of shares that the Parent Company is allowed to be issue under article of incorporation has changed from 220,000,000 shares with a par value of

~~￦~~

500 to 670,000,000 shares with a par value of

~~￦~~

100.

(*2)
The Parent Company’s share capital decreased by

~~￦~~

14,146 million as a result of
spin-off
for the year ended December 31, 2021. In addition, the Parent Company retired 8,685,568 treasury shares with reduction of its retained earnings before appropriation, as a result, the Parent Company’s issued shares have decreased without change in share capital for the year ended December 31, 2021. Meanwhile, in 2002 and 2003, the Parent Company retired treasury shares with reduction of its retained earnings before appropriation. As a result, the Parent Company’s issued shares have decreased without change in share capital.

(4)	Details of capital surplus and others as of December 31, 2021 and 2020 are as follows:

(In millions of won)
	December 31, 2021		December 31, 2020
Paid-in surplus	￦	1,771,000	2,915,887
Treasury shares(Note 24)		(57,314)	(2,123,661)
Hybrid bonds(Note 25)		398,759	398,759
Share option(Note 26)		47,166	1,481
Others(*)		(13,783,337)	(515,263)

	￦	(11,623,726)	677,203

(*) The amount for 2021 primarily consists of a change in equity amounting to

~~￦~~

13,340,037 million due to the spin-off that was accounted for as a transaction under common control (see note 41).

Details of shares outstanding
(3)	Details of shares outstanding as of December 31, 2021 and 2020 are as follows:

(In shares)	2021			2020
	Issued shares	Treasury shares	Outstanding shares	Issued shares	Treasury shares	Outstanding shares
Shares outstanding	218,833,144	1,250,992	217,582,152	80,745,711	9,418,558	71,327,153

Disclosure of Reconciliation of number of shares outstanding
(2)	Changes in issued shares for the years ended December 31, 2021 and 2020 are as follows:

(In shares)
	2021	2020
Issued shares at January 1	80,745,711	80,745,711
Retirement of treasury shares(*1)	(8,685,568)	—
Stock split(*2)	288,240,572	—
Spin-off(*3)	(141,467,571)	—

Issued shares at December 31	218,833,144	80,745,711

(*1)	The Parent Company retired 8,685,568 treasury shares with reduction of its retained earnings before appropriation.

(*2)
The stock split of the Parent Company’s common share was approved at the shareholders’ meeting held on October 12, 2021. The stock split was effective from October 28, 2021. The par value of issued shares has changed from

~~￦~~

500 to

~~￦~~

100.

(*3)
The allocation of new shares to shareholders of the
spin-off
company is based on the number of shares at par value of

~~￦~~

100 held by the shareholders of the Parent Company after the stock split and is allocated at the rate of the table below per common share of the Parent Company.

Disclosure of Allocation of new shares to shareholders

	Surviving Company	Spin-off Company
Company name	SK Telecom Co., Ltd.	SK Square Co., Ltd.
Common shares (in shares)	0.6073625	0.3926375